Commitments and Contingencies - Other Commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2026 USD ($)
Other Commitments [Line Items]
Total	$ (8,624)
2027	(8,624)
2028	0
2029	0
2030	0
2031 and thereafter	0
Vessel BWTS and ESD (1) [Member]
Other Commitments [Line Items]
Total	(8,624)	[1]
2027	(8,624)	[1]
2028	0	[1]
2029	0	[1]
2030	0	[1]
2031 and thereafter	$ 0	[1]

[1]	The amounts represent the Company’s commitments as of June 30, 2026, for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.